Capitalization (Notes)	5 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Stockholders' Equity Note [Abstract]
Capitalization
CAPITALIZATION

Cheniere Holdings’ authorized capital structure consists of common shares and a director voting share. No owner of Cheniere Holdings shall be liable for Cheniere Holdings’ debts, liabilities or obligations beyond such owner’s capital contribution. At December 31, 2013, our issued capitalization consisted of 231.7 million common shares of which 195.7 million common shares are owned by Cheniere and its affiliates and 36.0 million common shares are owned by the public, and one director voting share owned by Cheniere and its affiliates. We are authorized to issue an unlimited number of common shares. Additional classes or series of securities may be created with the approval of the board, provided that any such additional class or series must be approved by a vote of holders of a majority of our outstanding shares.

On December 16, 2013, we issued shares for cash to the public as discussed in Note 4—“Business,” and used all of the net proceeds, after deducting the underwriting discount and offering expenses, to repay intercompany indebtedness and payables to Cheniere (in the aggregate amount of $272 million) and to distribute the remaining proceeds to Cheniere.

CAPITALIZATION

Cheniere Holdings’ authorized capital structure consists of common shares and a director voting share. No owner of Cheniere Holdings shall be liable for Cheniere Holdings’ debts, liabilities or obligations beyond such owner’s capital contribution. At September 30, 2014, our issued capitalization consisted of 231.7 million common shares, of which 195.7 million common shares were owned by Cheniere and its affiliates and 36.0 million common shares were owned by the public, and one director voting share owned by Cheniere and its affiliates. We are authorized to issue an unlimited number of common shares. Additional classes or series of securities may be created with the approval of our board of directors, provided that any such additional class or series must be approved by a vote of holders of a majority of our outstanding shares.